Capital Requirements and Regulatory Adjustments Over Transitional Period (Detail) - Mar. 31, 2015		Total
March 2013
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	8.00%
Capital conservation buffer		0.00%
Phase out of recognition of capital instruments that no longer qualify as capital	[1]	90.00%
Phase-in of deductions from capital	[1]	0.00%
March 2013 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	3.50%
March 2013 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	4.50%
March 2013 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs		-
March 2014
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	8.00%
Capital conservation buffer		0.00%
Phase out of recognition of capital instruments that no longer qualify as capital	[1]	80.00%
Phase-in of deductions from capital	[1]	20.00%
March 2014 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	4.00%
March 2014 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	5.50%
March 2014 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs		-
March 2015
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	8.00%
Capital conservation buffer		0.00%
Phase out of recognition of capital instruments that no longer qualify as capital	[1]	70.00%
Phase-in of deductions from capital	[1]	40.00%
March 2015 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	4.50%
March 2015 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	6.00%
March 2015 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs		-
March 2016
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	8.00%
Capital conservation buffer		0.625%
Phase out of recognition of capital instruments that no longer qualify as capital	[1]	60.00%
Phase-in of deductions from capital	[1]	60.00%
March 2016 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	4.50%
March 2016 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	6.00%
March 2016 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs		Additional loss absorption capacity tailored to the impact of the entity's default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital
March 2017
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	8.00%
Capital conservation buffer		1.25%
Phase out of recognition of capital instruments that no longer qualify as capital	[1]	50.00%
Phase-in of deductions from capital	[1]	80.00%
March 2017 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	4.50%
March 2017 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	6.00%
March 2017 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs		Additional loss absorption capacity tailored to the impact of the entity's default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital
March 2018
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	8.00%
Capital conservation buffer		1.875%
Phase out of recognition of capital instruments that no longer qualify as capital	[1]	40.00%
Phase-in of deductions from capital	[1]	100.00%
March 2018 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	4.50%
March 2018 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	6.00%
March 2018 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs		Additional loss absorption capacity tailored to the impact of the entity's default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital
March 2019
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	8.00%
Capital conservation buffer		2.50%
Phase out of recognition of capital instruments that no longer qualify as capital	[1]	30.00%
Phase-in of deductions from capital	[1]	100.00%
March 2019 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	4.50%
March 2019 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	6.00%
March 2019 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs		Additional loss absorption capacity tailored to the impact of the entity's default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital
March 2020
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	8.00%
Capital conservation buffer		2.50%
Phase out of recognition of capital instruments that no longer qualify as capital	[1]	20.00%
Phase-in of deductions from capital	[1]	100.00%
March 2020 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	4.50%
March 2020 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	6.00%
March 2020 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs		Additional loss absorption capacity tailored to the impact of the entity's default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital
March 2021
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	8.00%
Capital conservation buffer		2.50%
Phase out of recognition of capital instruments that no longer qualify as capital	[1]	10.00%
Phase-in of deductions from capital	[1]	100.00%
March 2021 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	4.50%
March 2021 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	6.00%
March 2021 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs		Additional loss absorption capacity tailored to the impact of the entity's default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital
March 2022
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	8.00%
Capital conservation buffer		2.50%
Phase out of recognition of capital instruments that no longer qualify as capital	[1]	0.00%
Phase-in of deductions from capital	[1]	100.00%
March 2022 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	4.50%
March 2022 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital	[1]	6.00%
March 2022 | G-SIB
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs		Additional loss absorption capacity tailored to the impact of the entity's default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital

[1]	While these measures are included in the revisions to the capital adequacy guidelines that have been applied from March 31, 2013 as published by the Financial Services Agency, capital adequacy guidelines related to other requirements under the Basel III rules, such as the capital conservation buffer, countercyclical buffer and additional loss absorbency requirements for G-SIBs, have not yet been published.